Business Combinations and Divestments - Cost, FV of Assets, Goodwill and Other (Details) € / shares in Units, Ft in Thousands, $ in Thousands, $ in Thousands																	1 Months Ended		10 Months Ended	12 Months Ended
	Oct. 09, 2023 EUR (€)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 CAD ($)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Apr. 25, 2022 EUR (€) € / shares shares	Mar. 10, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 EUR (€) l	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Feb. 28, 2021 EUR (€) l	Feb. 01, 2021 EUR (€) item	Jul. 05, 2017	Jul. 31, 2022 EUR (€)	Jan. 31, 2016	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2016 EUR (€)	Jul. 07, 2023 CAD ($)	Oct. 09, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Jun. 15, 2022 USD ($)	Mar. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($) l	Mar. 08, 2021 USD ($)	Mar. 07, 2021	Feb. 28, 2021 USD ($) l	Feb. 01, 2021 HUF (Ft) item
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Fair value of net assets acquired				€ 83,366,000		€ 1,157,229,000																			$ 88,193
Other non-current assets				75,000		13,969,000																			79
Other disclosures:
Property, plant and equipment				€ 2,589,000		545,667,000																			2,739
Biotest AG
Other disclosures:
Number of new plasma donation centers opened																				2
Number of plasma donation centers owned																				28
Grifols Innovation and New Technologies Limited
Other disclosures:
Percentage of interest	100.00%															100.00%
Albajuna Therapeutics, S.L.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Capital Investment of Grifols																					€ 3,750,000
Other disclosures:
Percentage of shareholding																		49.00%			30.00%
Access Biologicals Inc.
Other disclosures:
Percentage of interest				100.00%	100.00%
Goetech, LLC
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration for sale of interest																	€ 90,002,000							$ 91,635
Income recognized as result of divestment																	€ 23,106,000
Grifols Canada Plasma, Inc.
Other disclosures:
Percentage of interest		100.00%	100.00%
VCN Bioscience S.L
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration for sale of interest							€ 6,901,000																			$ 7,700
Income recognized as result of divestment							€ 7,557,000
Saskatoon plasma center Inc
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid		€ 8,018,000	$ 11,558
Total consideration paid		8,018,000																				$ 11,558
Fair value of net assets acquired		160,000																				231
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		7,858,000																				11,327
Consideration transferred for acquisition		8,018,000																				11,558
Other disclosures:
Property, plant and equipment		96,000																				$ 138
Albajuna Therapeutics, S.L
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid	€ 1
Consideration transferred for acquisition	€ 1
Percentage of interest acquired	51.00%
Other disclosures:
Ownership interest acquired (as a percent)	51.00%
AlbaJuna Therapeutics, S.L (Spain)
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid	€ 0
Total consideration paid																							€ 1
Fair value of net assets acquired	(1,794,000)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	€ 1,794,000
Consideration transferred for acquisition																							€ 1
Prometic Plasma Resources, Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid		€ 8,018,000	$ 11,558						€ 7,757,000	$ 11,127
Total consideration paid									7,757,000										€ 7,757,000								$ 8,805	$ 11,127
Fair value of net assets acquired									4,933,000										4,933,000									7,075
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)									2,824,000										2,824,000									4,052
Consideration transferred for acquisition									7,757,000										7,757,000								8,805	11,127
Consolidated results									3,933,000
Other disclosures:
Property, plant and equipment									36,000										36,000									$ 51
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid | $																											8,805
Consideration transferred for acquisition | $																											$ 8,805
Haema Plasma Kft.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid															€ 16,948,000																		Ft 6,228,796
Fair value of net assets acquired															2,209,000																		812,371
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)															14,739,000																		5,416,425
Call option price															16,948,000																		6,228,796
Consideration transferred for acquisition															€ 16,948,000																		Ft 6,228,796
Percentage of interest acquired															100.00%																		100.00%
Exercisable term of options															12 months
Expiration term of options															48 months
Number of times of which option price set at EBITDA minus det debt | item															13																		13
Other non-current assets															€ 302,000																		Ft 110,810
Other disclosures:
Percentage of interest															100.00%
Property, plant and equipment															€ 1,301,000																		Ft 478,222
Ownership interest acquired (as a percent)															100.00%																		100.00%
Biotest AG
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid						1,460,853,000
Total consideration paid						1,460,853,000
Fair value of net assets acquired						1,157,229,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)						303,624,000
Total consideration transferred to main previous shareholder, acquisition-date fair value						1,090,518,000
Loans to related party held by acquiree						317,876,000
Increase in revenue if business combination occurred at beginning of year								€ 154,846,000
Increase (decrease) in profit (loss) if business combination occurred at beginning of year								€ (15,434,000)
Consideration transferred for acquisition						€ 1,460,853,000
Percentage of interest acquired						70.18%
Consolidated results						€ 15,605,000
Transaction costs						€ 23,600,000
Other disclosures:
Ownership interest acquired (as a percent)						70.18%
Biotest AG | Minimum
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Discount rate applied for projected cash flows						8.60%
Biotest AG | Maximum
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Discount rate applied for projected cash flows						11.00%
Biotest AG | Ordinary shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares						€ 43.00
Number of shares acquired in business combination | shares						17,783,776
Biotest AG | Preference shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares						€ 37.00
Number of shares acquired in business combination | shares						214,581
Biotest AG | R&D in progress
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets						20 years
Biotest AG | Current Product Portfolio
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets						30 years
Biotest AG | Distribution Agreements
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Amortization period, intangible assets						7 years 6 months
Biotest AG | Grifols Diagnostics Solutions Inc
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration transferred to other shareholders in voluntary takeover bid, acquisition-date fair value						€ 370,335,000
Biotest AG | Grifols Diagnostics Solutions Inc | Ordinary shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares						€ 43.00
Number of shares acquired through voluntary takeover bid to all shareholders | shares						1,435,657
Biotest AG | Grifols Diagnostics Solutions Inc | Preference shares
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Price per share, business combination | € / shares						€ 37.00
Number of shares acquired through voluntary takeover bid to all shareholders | shares						8,340,577
Gigagen, Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration paid																			38,201,000
Total consideration paid												€ 73,428,000																		$ 88,811
Fair value of net assets acquired												18,760,000																		22,691
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)												105,460,000																		127,554
First share purchase												38,201,000																		46,203
Second share purchase (present value)												35,227,000																		42,608
Total consideration | $																														90,500
Fair value of the previous investment in the company												50,792,000																		61,434
Consideration transferred for acquisition												€ 73,428,000																		$ 88,811
Percentage of interest acquired												100.00%																		100.00%
Consolidated results												€ 4,350,000		€ 4,350,000
Other disclosures:
Percentage of shareholding												100.00%	100.00%
Property, plant and equipment												€ 1,168,000																		$ 1,413
Transaction costs												€ 404,000
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)																															43.96%
Ownership interest acquired (as a percent)												100.00%																		100.00%
Variation between the fair value of the previous investment and the book value												€ 34,525,000	$ 41,758
Amounts payable									€ 36,591,000										€ 36,591,000
BPL Plasma, Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid														317,937,000																		$ 384,548
Fair value of net assets acquired														15,039,000																		18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)														302,898,000																		366,358
Consideration transferred for acquisition														317,937,000																		384,548
First repurchase of non-controlling interests														€ 308,016,000																		$ 372,548
Number of plasma donation centers acquired														25
Quantity of plasma obtained (in liters) | l														1,000,000																		1,000,000
First payment performed														€ 9,921,000																		$ 12,000
Other disclosures:
Property, plant and equipment														14,406,000																		$ 17,424
Transaction costs														€ 2,764,000
Quantity of plasma obtained (in liters) | l														1,000,000																		1,000,000
Kedplasma, LLC
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid											€ 45,638,000																		$ 55,200
Fair value of net assets acquired											2,692,000																		3,256
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)											42,946,000																		51,944
Consideration transferred for acquisition											45,638,000																		55,200
First repurchase of non-controlling interests											€ 45,638,000																		$ 55,200
Number of plasma donation centers acquired											7
Quantity of plasma obtained (in liters) | l											240,000																		240,000
Transaction costs											€ 625,000
Other disclosures:
Property, plant and equipment											€ 2,448,000																		$ 2,961
Quantity of plasma obtained (in liters) | l											240,000																		240,000
Access Biologicals Inc.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total consideration paid				€ 182,960,000																					193,554
Fair value of net assets acquired				(83,366,000)																					(88,193)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)				180,834,000																					191,305
First share purchase				48,218,000																					51,010
Second share purchase (present value)				134,742,000																					142,544
Gain on the previously held investment				72,984,000	$ 77,209
Accumulated gain for equity method before acquisition date				8,256,000	8,735
Step-up of the previously held investment				€ 81,240,000	$ 85,944
Amortization period, intangible assets				14 years	14 years
Increase in revenue if business combination occurred at beginning of year																				€ 4,402,000
Increase (decrease) in profit (loss) if business combination occurred at beginning of year																				€ 1,819,000
Consideration transferred for acquisition				€ 182,960,000																					$ 193,554
Percentage of interest acquired				51.00%																					51.00%
Consolidated results				€ 9,479,000
Transaction costs				€ 486,000
Other disclosures:
Ownership interest acquired (as a percent)				51.00%																					51.00%
Gain on the previously held investment				€ 72,984,000	$ 77,209
Access Biologicals Inc. | Customer-related intangible assets
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Discount rate applied for projected cash flows				8.10%																					8.10%